UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported) February 5, 2016

Commission File Number of securitizer: 025-01362

Central Index Key Number of securitizer: 0001577019

EVERBANK1

Jean-Marc Corredor, Esq.
Senior Vice President, Assistant Secretary, EverBank (904) 281-6000
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]
 Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]
 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

[__] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________________

________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________
Central Index Key Number of underwriter (if applicable): ___________________
____________________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

1 EverBank, a federal savings association, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the residential mortgage backed asset class, including asset-backed securities privately issued, for which its affiliate EverBank Funding, LLC was the depositor.

SIGNATURES
    Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
EVERBANK
(Securitizer)

By: /s/ Joseph B. Long
Name: Joseph B. Long
Title: Executive Vice President

Date: February 5, 2016